Business Acquisitions (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021	Oct. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Feb. 28, 2021
Business Acquisition [Line Items]
Goodwill				$ 4,661,796
Impairment loss	4,500,000	4,500,000
Intangible assets, net	1,121,707	1,121,707	$ 625,236
Customer Lists [Member]
Business Acquisition [Line Items]
Intangible assets, net	$ 28,875	28,875		$ 44,961
Nhc Chiropractic Pllc [Member] | Orlando [Member]
Business Acquisition [Line Items]
Acquisition on outstanding equity interest							$ 142,500
Business combination property and equipment							149,720
Business combination property and equipment, accounts payable							$ 7,220
Fort Pierce Chiropractic [Member] | Fort Pierce [Member]
Business Acquisition [Line Items]
Acquisition on outstanding equity interest						$ 50,000
Business combination property and equipment						45,000
Fort Pierce Chiropractic [Member] | Fort Pierce [Member] | Customer Lists [Member]
Business Acquisition [Line Items]
Intangible assets, net						5,000
Active Medical Center [Member] | Naperville [Member]
Business Acquisition [Line Items]
Acquisition on outstanding equity interest						205,000
Business combination property and equipment						200,000
Remaining deposits						$ 5,000
Louisiana Orthopaedic [Member]
Business Acquisition [Line Items]
Acquisition on outstanding equity interest					$ 1,200,000
Goodwill					2,045,500
Louisiana Orthopaedic [Member] | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Business acquisition identifiable tangible assets					192,500
Louisiana Orthopaedic [Member] | Intellectual Property [Member]
Business Acquisition [Line Items]
Business acquisition identifiable tangible assets					77,000
Sports Rehab Institute [Member]
Business Acquisition [Line Items]
Acquisition on outstanding equity interest					$ 1,200,000
Management Services Agreement [Member] | Willmitch Chiropractic P A [Member] | Tampa [Member]
Business Acquisition [Line Items]
Acquisition on outstanding equity interest								$ 421,000
Business combination property and equipment								7,400
Goodwill								$ 413,600
Impairment loss		$ 413,600